PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2025	2024
Electronic equipment	$443,076	$399,381
Transportation equipment	100,484	99,044
Less: accumulated depreciation	(419,057)	(364,867)
Plant and equipment, net	$124,503	$133,558